UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

7 Dawson Street Huntington Station, New York	11746
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC    48 Wall Street    New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 668-6558

Date of fiscal year end:     December 31

Date of reporting period:    September 30, 2014

Item 1.  Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.51%
CLOSED-END FUNDS - 13.08%
CORE - 1.20%
Adams Express Company (The)	6,000	$83,640
General American Investors Company, Inc.	21,671	802,911
Tri-Continental Corporation	6,328	132,065
		1,018,616
DEVELOPED MARKET - 0.16%
Aberdeen Australia Equity Fund, Inc.	4,316	33,708
Swiss Helvetia Fund, Inc. (The)	7,413	100,298
		134,006

EMERGING MARKETS - 0.25%
Aberdeen Japan Equity Fund, Inc.	500	3,555
Central Europe, Russia, and Turkey Fund, Inc. (The)	3,984	98,803
First Trust/Aberdeen Emerging Opportunity Fund	579	10,300
Templeton Emerging Markets Fund	4,888	86,713
Templeton Russia and East European Fund, Inc.	700	8,820
Turkish Investment Fund, Inc. (The)	500	5,215
		213,406

ENERGY MLP - 2.10%
ClearBridge Energy MLP Total Return Fund Inc.	21,737	500,820
First Trust MLP and Energy Income Fund	59,173	1,264,527
Nuveen Energy MLP Total Return Fund	700	15,477
		1,780,824
GENERAL & INSURED LEVERAGED - 0.58%
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	19,545	275,975
Invesco Advantage Municipal Income Trust II	4,400	50,072
Invesco Municipal Opportunity Trust	12,900	161,637
		487,684
GLOBAL - 0.54%
Clough Global Allocation Fund	3,730	53,373
Gabelli Global Utility & Income Trust (The)	9,526	182,804
GDL Fund (The)	20,865	219,917
		456,094
HIGH CURRENT YIELD (LEVERAGED) - 0.78%
Deutsche High Income Opportunities Fund, Inc.	45,027	659,195

INCOME & PREFERRED STOCK - 0.36%
Nuveen Quality Preferred Income Fund 3	36,888	308,753

LOAN PARTICIPATION - 1.47%
BlackRock Floating Rate Income Strategies Fund, Inc	18,878	265,425
Eaton Vance Senior Income Trust	14,289	93,021
First Trust Senior Floating Rate Income Fund II	65,755	891,638
		1,250,084

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
NATURAL RESOURCES - 2.17%
BlackRock Real Asset Equity Trust	66,980	$567,321
BlackRock Resources & Commodities Strategy Trust	5,600	62,888
First Trust Energy Infrastructure Fund	23,823	568,417
Petroleum & Resources Corporation	22,402	645,178
		1,843,804
PACIFIC EX JAPAN - 0.07%
Morgan Stanley Thai Fund, Inc.	4,900	60,221

REAL ESTATE - 2.74%
Cohen & Steers Preferred Securities and Income Fund, Inc.	31,956	558,271
Cohen & Steers Total Return Realty Fund, Inc.	4,200	50,190
LMP Real Estate Income Fund Inc.	1,400	15,722
Neuberger Berman Real Estate Securities Income Fund Inc.	191,405	922,572
Nuveen Diversified Dividend and Income Fund	15,559	181,107
Nuveen Real Estate Income Fund	27,570	289,761
RMR Real Estate Income Fund	16,181	305,012
		2,322,635
U.S. MORTGAGE - 0.16%
First Trust Mortgage Income Fund	9,045	136,579

UTILITY - 0.50%
BlackRock Utility and Infrastructure Trust	21,066	421,531

TOTAL CLOSED-END FUNDS		11,093,432

CONSUMER DISCRETIONARY - 9.13%
CBS Corporation - Class B	4,000	214,000
Comcast Corporation - Class A	21,012	1,130,025
Comcast Corporation - Special Class A	4,250	227,375
CST Brands, Inc.	277	9,958
D.R. Horton, Inc.	2,500	51,300
DIRECTV *	4,500	389,340
Ford Motor Company	31,000	458,490
Gap, Inc. (The)	3,000	125,070
Home Depot, Inc. (The)	11,500	1,055,010
Johnson Controls, Inc.	5,500	242,000
Macy's, Inc.	3,000	174,540
McDonald's Corporation	9,000	853,290
Ralph Lauren Corporation	1,000	164,730
Time Inc. *	808	18,931
Time Warner Cable Inc.	2,500	358,725
Time Warner Inc.	6,466	486,308
TJX Companies, Inc. (The)	3,000	177,510
Twenty-First Century Fox, Inc.	2,500	83,275
Viacom Inc. - Class B	3,000	230,820
Walt Disney Company (The)	14,500	1,290,935
		7,741,632

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
CONSUMER STAPLES - 7.84%
Altria Group, Inc.	17,000	$780,980
Archer-Daniels-Midland Company	5,000	255,500
Coca-Cola Company (The)	17,000	725,220
CVS Caremark Corporation	13,200	1,050,588
Kellogg Company	3,000	184,800
Kraft Foods Group, Inc.	1,000	56,400
Kroger Co. (The)	5,000	260,000
Mondelēz International, Inc. - Class A	3,000	102,795
PepsiCo, Inc.	8,000	744,720
Tyson Foods, Inc.	3,000	118,110
Wal-Mart Stores, Inc.	31,000	2,370,570
		6,649,683
ENERGY - 8.67%
Anadarko Petroleum Corporation	4,000	405,760
Chesapeake Energy Corporation	5,000	114,950
ConocoPhillips	8,000	612,160
Devon Energy Corporation	3,500	238,630
EOG Resources, Inc.	4,000	396,080
Exxon Mobil Corporation	31,000	2,915,550
Kinder Morgan, Inc.	5,000	191,700
Marathon Oil Corporation	6,900	259,371
Occidental Petroleum Corporation	5,000	480,750
Phillips 66	3,000	243,930
Schlumberger Limited	11,500	1,169,435
Seventy Seven Energy Inc. *	357	8,475
Southwestern Energy Company *	3,000	104,850
Valero Energy Corporation	4,500	208,215
		7,349,856
EXCHANGE-TRADED FUNDS - 2.33%
iShares Core S&P 500 ETF	5,000	991,300
SPDR S&P 500 ETF Trust	5,000	985,100
		1,976,400

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
FINANCIALS - 13.60%
Allstate Corporation (The)	4,000	$245,480
American International Group, Inc.	11,000	594,220
Aon plc	2,500	219,175
Bank of America Corporation	27,700	472,285
Bank of New York Mellon Corporation (The)	11,000	426,030
Berkshire Hathaway Inc. - Class B *	14,000	1,933,960
Capital One Financial Corporation	2,500	204,050
Citigroup, Inc.	23,000	1,191,860
Fifth Third Bancorp	9,000	180,180
Goldman Sachs Group, Inc. (The)	3,500	642,495
Hartford Financial Services Group, Inc. (The)	4,000	149,000
JPMorgan Chase & Co.	22,200	1,337,328
Loews Corporation	3,000	124,980
Marsh & McLennan Companies, Inc.	3,000	157,020
MetLife, Inc.	10,500	564,060
Morgan Stanley	16,000	553,120
PNC Financial Services Group, Inc. (The)	5,000	427,900
Prudential Financial, Inc.	4,000	351,760
SunTrust Banks, Inc.	5,000	190,150
T. Rowe Price Group, Inc.	2,500	196,000
Wells Fargo & Company	24,000	1,244,880
Weyerhaeuser Company	4,000	127,440
		11,533,373
HEALTH CARE - 11.56%
Abbott Laboratories	10,000	415,900
AbbVie Inc.	6,000	346,560
Actavis plc *	1,000	241,280
Aetna Inc.	3,000	243,000
Allergan, Inc.	3,000	534,570
Amgen Inc.	6,000	842,760
Baxter International, Inc.	5,700	409,089
Cardinal Health, Inc.	4,000	299,680
Cigna Corporation	2,000	181,380
Express Scripts Holding Company *	6,000	423,780
Johnson & Johnson	10,500	1,119,195
Mallinckrodt public limited company *	250	22,538
McKesson Corporation	2,000	389,340
Merck & Company, Inc.	27,000	1,600,560
Pfizer, Inc.	31,462	930,331
St. Jude Medical, Inc.	3,000	180,390
Stryker Corporation	3,000	242,250
Thermo Fisher Scientific Inc.	3,000	365,100
UnitedHealth Group Incorporated	9,000	776,250
Wellpoint, Inc.	2,000	239,240
		9,803,193

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
INDUSTRIALS - 8.77%
Boeing Company (The)	3,000	$382,140
Caterpillar Inc.	4,000	396,120
CSX Corporation	8,000	256,480
Deere & Company	3,500	286,965
Delta Air Lines, Inc.	4,000	144,600
FedEx Corporation	3,000	484,350
General Electric Company	71,000	1,819,020
Honeywell International Inc.	7,000	651,840
Lockheed Martin Corporation	2,500	456,950
Norfolk Southern Corporation	3,000	334,800
Northrop Grumman Corporation	2,000	263,520
Precision Castparts Corporation	1,500	355,320
Raytheon Company	2,000	203,240
Southwest Airlines Co.	4,000	135,080
Union Pacific Corporation	9,000	975,780
Veritiv Corporation	63	3,154
Waste Management, Inc.	6,000	285,180
		7,434,539
INFORMATION TECHNOLOGY - 16.93%
Apple Inc.	35,000	3,526,250
Cisco Systems, Inc.	40,000	1,006,800
Cognizant Technology Solutions Corporation *	6,000	268,620
eBay Inc. *	9,000	509,670
EMC Corporation	13,000	380,380
Facebook, Inc. *	10,000	790,400
Google Inc. - Class A *	1,000	588,410
Google Inc. - Class C *	1,000	577,360
Hewlett-Packard Company	17,000	602,990
Intel Corporation	42,000	1,462,440
International Business Machines Corporation	7,000	1,328,810
Micron Technology, Inc.	7,000	239,820
Microsoft Corporation	20,000	927,200
Oracle Corporation	34,700	1,328,316
QUALCOMM Incorporated	11,000	822,470
		14,359,936
MATERIALS - 2.65%
Dow Chemical Company (The)	11,000	576,840
Ecolab Inc.	2,000	229,660
Freeport-McMoRan Copper & Gold Inc.	8,500	277,525
International Paper Company	3,300	157,542
LyondellBasell Industries N.V.	3,000	325,980
Newmont Mining Corporation	4,000	92,200
PPG Industries, Inc.	1,000	196,740
Praxair, Inc.	3,000	387,000
		2,243,487

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
TELECOMMUNICATION SERVICES - 2.15%
AT&T, Inc.	17,589	$619,836
Verizon Communications, Inc.	24,000	1,199,760
		1,819,596
UTILITIES - 1.80%
AES Corporation (The)	4,600	65,228
American Electric Power Company, Inc.	4,000	208,840
Consolidated Edison, Inc.	1,500	84,990
Entergy Corporation	2,000	154,660
Exelon Corporation	7,000	238,630
FirstEnergy Corp.	2,000	67,140
PPL Corporation	4,000	131,360
Public Service Enterprises Group, Inc.	4,000	148,960
Southern Company (The)	6,000	261,900
Xcel Energy Inc.	5,500	167,200
		1,528,908
TOTAL EQUITY SECURITIES (cost - $68,863,368)		83,534,035

SHORT-TERM INVESTMENTS - 1.09%
MONEY MARKET FUNDS - 1.09%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $927,872)	927,872	927,872

TOTAL INVESTMENTS - 99.60% (cost - $69,791,240)		84,461,907

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.40%		339,625

NET ASSETS - 100.00%		$84,801,532

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2014.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2014:

Cost of portfolio investments	$69,800,910
Gross unrealized appreciation	$15,445,379
Gross unrealized depreciation	(784,382)
Net unrealized appreciation	$14,660,997

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measuren1ent and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments carried at value:
VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$53,534,035	$-
Short-Term Investments	927,872	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$84,461,907	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2014, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2014.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended September 30, 2014, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on Form N-CSR on September 2, 2014 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 25, 2014

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 25, 2014

* Print the name and title of each signing officer under his or her signature.